VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.9%
Aerospace & Defense—2.8%
Axon Enterprise, Inc.(1)	65,300	$46,862
Automobiles—3.9%
Tesla, Inc.(1)	144,700	64,351
Broadline Retail—5.3%
Amazon.com, Inc.(1)	239,500	52,587
MercadoLibre, Inc.(1)	14,975	34,996
		87,583

Capital Markets—0.3%
Broadridge Financial Solutions, Inc.	20,800	4,954
Communications Equipment—2.2%
Arista Networks, Inc.(1)	245,400	35,757
Electrical Equipment—0.8%
Vertiv Holdings Co. Class A	90,000	13,577
Electronic Equipment, Instruments & Components—1.3%
Amphenol Corp. Class A	140,000	17,325
Mirion Technologies, Inc. Class A(1)	221,300	5,147
		22,472

Entertainment—0.7%
Spotify Technology S.A.(1)	17,400	12,145
Financial Services—1.2%
Toast, Inc. Class A(1)	445,000	16,247
Visa, Inc. Class A	11,400	3,892
		20,139

Ground Transportation—0.7%
Uber Technologies, Inc.(1)	113,400	11,110
Hotels, Restaurants & Leisure—0.8%
Booking Holdings, Inc.	1,200	6,479
Sportradar Group AG Class A(1)	228,600	6,149
		12,628

	Shares	Value

Interactive Media & Services—17.9%
Alphabet, Inc. Class C	628,100	$152,974
Meta Platforms, Inc. Class A	189,510	139,172
Pinterest, Inc. Class A(1)	135,500	4,359
		296,505

IT Services—5.5%
MongoDB, Inc. Class A(1)	30,000	9,311
Shopify, Inc. Class A(1)	483,500	71,853
Snowflake, Inc. Class A(1)	48,100	10,849
		92,013

Media—0.8%
Trade Desk, Inc. (The) Class A(1)	272,100	13,336
Semiconductors & Semiconductor Equipment—27.9%
Advanced Micro Devices, Inc.(1)	262,500	42,470
Applied Materials, Inc.	70,000	14,332
ARM Holdings plc ADR(1)	115,000	16,272
ASML Holding N.V. Registered Shares	13,000	12,585
Broadcom, Inc.	308,700	101,843
KLA Corp.	15,000	16,179
Micron Technology, Inc.	283,100	47,368
Monolithic Power Systems, Inc.	31,000	28,540
NVIDIA Corp.	885,770	165,267
NXP Semiconductors N.V.	18,400	4,190
QUALCOMM, Inc.	80,400	13,375
		462,421

Software—20.3%
Appfolio, Inc. Class A(1)	23,800	6,561
AppLovin Corp. Class A(1)	9,000	6,467
Cadence Design Systems, Inc.(1)	40,000	14,050
Crowdstrike Holdings, Inc. Class A(1)	54,800	26,873
Datadog, Inc. Class A(1)	125,000	17,800
HubSpot, Inc.(1)	5,000	2,339
Intuit, Inc.	19,700	13,453
Microsoft Corp.	274,400	142,126
Oracle Corp.	143,500	40,358
	Shares	Value

Software—continued
Palo Alto Networks, Inc.(1)	109,200	$22,235
Salesforce, Inc.	17,400	4,124
Samsara, Inc. Class A(1)	108,800	4,053
ServiceNow, Inc.(1)	40,100	36,903
		337,342

Technology Hardware, Storage & Peripherals—7.5%
Apple, Inc.	432,000	110,000
Dell Technologies, Inc. Class C	102,500	14,532
		124,532

Total Common Stocks (Identified Cost $534,667)		1,657,727

Total Long-Term Investments—99.9% (Identified Cost $534,667)		1,657,727

TOTAL INVESTMENTS—99.9% (Identified Cost $534,667)		$1,657,727
Other assets and liabilities, net—0.1%		2,018
NET ASSETS—100.0%		$1,659,745

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	91%
Canada	4
Uruguay	2
Netherlands	1
United Kingdom	1
Luxembourg	1
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,657,727	$1,657,727
Total Investments	$1,657,727	$1,657,727
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.